Shareholder Report, Line Graph (Details) - USD ($)																	1 Months Ended	2 Months Ended	3 Months Ended				4 Months Ended	6 Months Ended					7 Months Ended	8 Months Ended		9 Months Ended					10 Months Ended	12 Months Ended							13 Months Ended	14 Months Ended	15 Months Ended			16 Months Ended	18 Months Ended				19 Months Ended	20 Months Ended		21 Months Ended				24 Months Ended					26 Months Ended	27 Months Ended		30 Months Ended			32 Months Ended		33 Months Ended			36 Months Ended				38 Months Ended	39 Months Ended	42 Months Ended	44 Months Ended		45 Months Ended		48 Months Ended		50 Months Ended	56 Months Ended		57 Months Ended	60 Months Ended		62 Months Ended	68 Months Ended		72 Months Ended		74 Months Ended	80 Months Ended	84 Months Ended		86 Months Ended	92 Months Ended	96 Months Ended		98 Months Ended	104 Months Ended	108 Months Ended		110 Months Ended	120 Months Ended
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C000116490
Account Value [Line Items]
Line Graph and Table Measure Name																																							Victory Market Neutral Income Fund
Accumulated Value																$ 9,427																												$ 9,876																						$ 10,407															$ 10,614									$ 11,178						$ 11,439					$ 11,555				$ 11,697				$ 12,214				$ 13,182		$ 14,484
C000116492
Account Value [Line Items]
Line Graph and Table Measure Name																																							Victory Market Neutral Income Fund
Accumulated Value																10,000																												10,402																						10,885															11,015									11,521						11,682					11,717				11,780				12,204				13,171		14,472
C000116493
Account Value [Line Items]
Accumulated Value																2,000,000																												2,102,166																						2,220,246															2,270,277									2,401,763						2,464,668					2,497,242				2,539,276				2,659,705				2,877,848		3,177,041
C000219860
Account Value [Line Items]
Accumulated Value											$ 10,000																			$ 10,305																										$ 10,428																	$ 10,590												$ 11,067							$ 11,966						$ 13,187
C000243210
Account Value [Line Items]
Accumulated Value							$ 10,159	$ 10,000													$ 10,419						$ 11,416							$ 13,098							$ 12,535							$ 13,537					$ 13,906						$ 14,031				$ 14,531					$ 15,496			$ 16,344				$ 16,433			$ 19,063
C000255423
Account Value [Line Items]
Accumulated Value			$ 10,000														$ 9,514						$ 8,679						$ 10,518								$ 11,475								$ 11,275					$ 10,525					$ 13,715
C000261505
Account Value [Line Items]
Accumulated Value	$ 10,252	$ 10,000																	$ 11,025					$ 11,453								$ 12,387						$ 13,384
C000261506
Account Value [Line Items]
Accumulated Value	10,282	10,000																	10,910					11,079								10,882						13,426
C000261507
Account Value [Line Items]
Accumulated Value	10,004	10,000																	10,091					10,217								10,347						10,518
C000238316
Account Value [Line Items]
Accumulated Value									$ 10,000													$ 10,684						$ 11,543							$ 12,510							$ 11,999							$ 13,218					$ 14,550						$ 15,221				$ 16,084					$ 16,479			$ 15,921				$ 17,709			$ 19,023				$ 19,600	$ 18,487			$ 21,111
C000250754
Account Value [Line Items]
Accumulated Value				$ 10,006	$ 10,000															$ 10,656					$ 10,440								$ 10,422							$ 11,479							$ 12,264				$ 12,651							$ 12,388				$ 14,219
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value																10,000																												9,969																						9,929															10,710									11,646						11,607					10,413				10,315				10,587				11,230		11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value																10,000																												9,969																						9,929															10,710									11,646						11,607					10,413				10,315				10,587				11,230		11,656
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value																2,000,000																												1,993,707																						1,985,787															2,142,053									2,329,261						2,321,499					2,082,567				2,063,037				2,117,316				2,245,965		2,331,106
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value											10,000																			9,942																										8,919																	8,835												9,068							9,619						9,983
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value																10,000																												11,790																						13,484															14,889									16,006						22,536					20,144				24,091				30,006				34,556		42,271
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value																10,000																												11,790																						13,484															14,889									16,006						22,536					20,144				24,091				30,006				34,556		42,271
Russell 3000 Index
Account Value [Line Items]
Accumulated Value																10,000																												11,851																						13,602															14,824									15,792						22,767					19,610				23,327				28,721				33,114		40,672
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value															$ 10,000			$ 10,360																												$ 11,850																					$ 13,084															$ 14,066									$ 19,804						$ 17,702					$ 21,170				$ 26,369				$ 30,367				$ 37,147
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value													$ 9,953	$ 10,000																													$ 11,384																						$ 12,569															$ 13,513									$ 19,025						$ 17,005					$ 20,338				$ 25,332				$ 29,173				$ 35,686
S&P 500 Total Return Index
Account Value [Line Items]
Accumulated Value																10,000																												11,790																						13,484															14,889									16,006						22,536					20,144				24,091				30,006				34,556		42,271
Russell 1000 Index
Account Value [Line Items]
Accumulated Value																10,000																												11,803																						13,519															14,873									15,986						22,871					19,890				23,741				29,410				34,017		41,509
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value							10,202	10,000													9,881						11,064							12,203							12,638							13,407					13,775						13,157				14,618					15,786			16,167				15,492			17,838
Russell 3000 Index
Account Value [Line Items]
Accumulated Value						$ 10,000																				$ 11,540																										$ 13,305																		$ 16,342
Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value			10,000														9,694						9,259						10,288								11,110								11,378					10,902					12,553
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI All Country World Index
Accumulated Value	10,177	10,000																	10,953					11,314								10,952						12,587
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI All Country World Index
Accumulated Value	10,177	10,000																	10,953					11,314								10,952						12,587
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value												$ 10,000																			$ 9,893																										$ 10,671																	$ 11,604												$ 11,565							$ 10,375						$ 10,278				$ 10,548				$ 11,189				$ 11,613
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value												10,000																			9,893																										10,671																	11,604												11,565							10,375						10,278				10,548				11,189				11,613
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value										$ 10,000																										$ 8,949																									$ 8,865																$ 9,099											$ 9,652						$ 10,017
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value										10,000																										8,949																									8,865																9,099											9,652						10,017
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,042	10,000																	10,246					10,358								10,353						10,422
Russell 1000 Index
Account Value [Line Items]
Accumulated Value												10,000																			10,745																										11,821																	12,705												18,178							15,808						18,869				23,375				27,036				32,991
Russell 3000 Index
Account Value [Line Items]
Accumulated Value												10,000																			10,768																										11,736																	12,502												18,024							15,524						18,467				22,737				26,215				32,199
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI All Country World Index
Accumulated Value												10,000																			10,345																										10,940																	11,170												15,556							13,106						15,273				18,232				21,180				26,193
MSCI All-Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI All Country World Index
Accumulated Value												10,000																			10,345																										10,940																	11,170												15,556							13,106						15,273				18,232				21,180				26,193
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value									$ 10,000													$ 10,741						$ 11,546							$ 12,556							$ 12,145							$ 13,565					$ 14,997						$ 15,639				$ 16,560					$ 16,959			$ 16,234				$ 18,010			$ 19,474				$ 19,991	$ 19,124			$ 22,031
S&P 500 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value				$ 9,979	$ 10,000															$ 10,567					$ 10,821								$ 10,359							$ 11,493							$ 12,426				$ 12,756							$ 12,203				$ 14,058
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Treasury Bellwethers 3-Month Index
Accumulated Value																10,000																												10,050																						10,188															10,425									10,597						10,607					10,625				11,023				11,625				12,174		12,649
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Treasury Bellwethers 3-Month Index
Accumulated Value																10,000																												10,050																						10,188															10,425									10,597						10,607					10,625				11,023				11,625				12,174		12,649
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Treasury Bellwethers 3-Month Index
Accumulated Value																2,000,000																												2,010,010																						2,037,588															2,085,065									2,119,477						2,121,487					2,124,985				2,204,583				2,324,985				2,434,894		2,529,729
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Treasury Bellwethers 3-Month Index
Accumulated Value											$ 10,000																			$ 10,005																										$ 10,021																	$ 10,397												$ 10,964							$ 11,483						$ 11,930
CEMP US Large Cap 500 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory US Large Cap 500 Volatility Weighted Index
Accumulated Value																10,000																												12,016																						13,678															14,803									14,534						20,787					19,058				21,535				24,435				27,558		31,494
Russell 1000 Value
Account Value [Line Items]
Accumulated Value																10,000																												11,553																						12,335															13,379									12,197						17,525					16,330				18,214				20,592				23,414		29,763
CEMP US Large Cap High Dividend 100 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index
Accumulated Value																10,000																												11,580																						12,813															13,843									12,096						17,953					19,022				19,249				21,683				24,531		29,695
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value																10,000																												12,486																						14,121															13,241									10,927						18,934					15,851				16,803				18,634				19,666		28,123
CEMP US Small Cap High Dividend 100 Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index
Accumulated Value																10,000																												11,858																						13,995															13,935									12,055						20,583					18,667				19,055				20,675				22,259		27,390
Nasdaq Victory Dividend Accelerator Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory Dividend Accelerator Index
Accumulated Value															$ 10,000			$ 10,310																												$ 11,521																					$ 13,604															$ 13,954									$ 18,952						$ 18,169					$ 20,732				$ 22,221				$ 24,519				$ 28,389
Nasdaq Victory US Multi-Factor Minimum Volatility Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory US Multi-Factor Minimum Volatility Index
Accumulated Value													$ 9,947	$ 10,000																													$ 11,322																						$ 13,008															$ 13,287									$ 16,864						$ 16,586					$ 18,844				$ 21,432				$ 23,598				$ 29,163
CEMP US Large Cap 500 Long/Cash Volatility Weighted Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index
Accumulated Value																10,000																												12,016																						13,678															13,824									14,919						20,780					19,051				19,123				20,396				23,003		26,288
Russell 1000 Value
Account Value [Line Items]
Accumulated Value																10,000																												11,553																						12,335															13,379									12,197						17,525					16,330				18,214				20,592				23,414		29,763
CEMP US Large Cap High Div 100 Long/Cash Volatility Weighted
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index
Accumulated Value																$ 10,000																												$ 11,580																						$ 12,813															$ 13,066									$ 13,822						$ 19,761					$ 20,937				$ 19,016				$ 20,258				$ 22,920		$ 27,745
Victory U.S. Large Cap Free Cash Flow Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Victory U.S. Large Cap Free Cash Flow Index
Russell 1000 Value
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value							$ 10,182	$ 10,000													$ 9,860						$ 10,796							$ 11,767							$ 11,512							$ 12,597					$ 12,348						$ 12,611				$ 13,089					$ 13,787			$ 14,312				$ 14,612			$ 16,639
Victory US Small Cap Free Cash Flow Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Victory U.S. Small Cap Free Cash Flow Index
Accumulated Value						10,000																				10,533																										10,808																		14,338
Russell 2000 Value Index
Account Value [Line Items]
Accumulated Value						$ 10,000																				$ 10,095																										$ 10,653																		$ 15,235
Russell 1000 Growth
Account Value [Line Items]
Line Graph and Table Measure Name																																							Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value			10,000														9,941						8,950						10,546								11,655								11,786					10,633					12,413
Victory Free Cash Flow Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Victory US Free Cash Flow Growth Index
Accumulated Value			$ 10,000														$ 9,516						$ 8,689						$ 10,560								$ 11,515								$ 11,326					$ 10,585					$ 13,810
MSCI World ex-USA Value Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI World ex-USA Value Index
Accumulated Value	10,180	10,000																	10,982					11,877								12,174						13,166
Victory International Free Cash Flow Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Victory International Free Cash Flow Index
MSCI World ex-USA Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							MSCI World ex-USA Growth Index
Accumulated Value	10,231	10,000																	10,522					10,754								10,258						11,547
Victory International Growth Free Cash Flow Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Victory International Growth Free Cash Flow Index
Bloomberg Barclays 1-3 Year Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg 1-3 Year Credit Index
Accumulated Value												10,000																			9,999																										10,480																	10,933												11,076							10,664						10,812				11,421				12,164				12,620
Bloomberg Barclays U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Corporate Bond Index
Accumulated Value										$ 10,000																										$ 8,561																									$ 8,694																$ 9,097											$ 9,725						$ 10,147
Bloomberg US Treasury Bellwethers 3-Month Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Bloomberg U.S. Treasury Bellwethers 3-Month Index
Accumulated Value	$ 10,006	$ 10,000																	$ 10,114					$ 10,214								$ 10,303						$ 10,395
Nasdaq US 500 Large Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq US 500 Large Cap Index
Accumulated Value												10,000																			10,721																										11,870																	12,928												18,266							15,934						19,093				23,844				27,731				33,555
Nasdaq Victory US Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory US Value Momentum Index
Accumulated Value												10,000																			10,346																										10,530																	9,488												13,991							13,045						14,254				17,022				19,769				25,161
Nasdaq US 1300 Small Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq US 1300 Small Mid Cap Index
Accumulated Value												10,000																			11,029																										11,073																	10,388												16,787							13,272						15,520				17,487				19,042				24,701
Nasdaq Victory US Small Mid Cap Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory US Small Mid Cap Value Momentum Index
Accumulated Value												10,000																			10,873																										10,471																	9,531												15,333							13,031						14,712				17,402				19,303				25,870
Nasdaq DM Ex United States Large Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq DM Ex United States Large Mid Cap Index
Accumulated Value												10,000																			9,986																										10,036																	9,580												12,886							10,575						12,395				13,748				16,190				20,792
Nasdaq Victory International Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory International Value Momentum Index
Accumulated Value												10,000																			9,809																										9,449																	8,299												11,060							9,309						10,540				12,047				15,616				20,061
Nasdaq Emerging Market Large Mid Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Emerging Market Large Mid Cap Index
Accumulated Value												10,000																			9,768																										10,441																	9,668												13,215							10,255						10,747				12,332				14,577				18,308
Nasdaq Victory Emerging Market Value Momentum Index
Account Value [Line Items]
Line Graph and Table Measure Name																																							Nasdaq Victory Emerging Market Value Momentum Index
Accumulated Value												$ 10,000																			$ 9,480																										$ 9,309																	$ 8,188												$ 11,623							$ 9,575						$ 10,520				$ 13,236				$ 14,941				$ 17,345